COMMISSIONS AND FEES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure OfFee And Commission Income Expense Explanatory [Line Items]
Maintenance of accounts, transfers and credit and debit card services	S/ 1,214,365	S/ 1,251,935	S/ 1,146,082
Funds and equity management	644,038	505,215	467,558
Contingent loans and foreign trade fees	360,798	279,211	260,704
Commissions for banking services	270,784	290,855	202,863
Collection services	234,754	235,369	331,885
Brokerage, securities and custody services	108,333	142,288	166,581
Penalty commissions	71,049	49,350	46,572
Others	222,736	157,185	149,316
Total	S/ 3,126,857	S/ 2,911,408	S/ 2,771,561